STOCK-BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Information about Stock Options
Total compensation expense for stock options plans	$ 77,000	$ 74,000	$ 75,000
Related tax benefit	$ 16,000	$ 16,000	$ 16,000
DuPont 2020 Equity and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	627,000
Granted (in shares)	0	0
Exercised (in shares)	(106,000)
Forfeited/Expired (in shares)	(12,000)
Outstanding at the end of the period (in shares)	509,000	627,000
Weighted Average Exercise Price (per share)
Outstanding, weighted average exercise price, beginning balance (USD per share)	$ 74.48
Granted, weighted average exercise price (in USD per share)	0
Exercised, weighted average exercise price (in USD per share)	73.91
Forfeited/Expired, weighted average exercise price (in USD per share)	74.40
Outstanding, weighted average exercise price, ending balance (USD per share)	$ 74.61	$ 74.48
Options outstanding, weighted average remaining contractual term	6 years 6 months 29 days
Options outstanding, aggregate intrinsic value (in USD)	$ 837
Options exercisable, Number of options (in shares)	375,000
Options exercisable, weighted average exercise price per share (in USD per share)	$ 74.45
Options exercisable, weighted average remaining contractual term	6 years 4 months 28 days
Options exercisable, aggregate intrinsic value (in USD)	$ 674
DuPont 2020 Equity and Incentive Plan | Stock Options
Additional Information about Stock Options
Weighted-average fair value per share of options granted (in USD per share)	$ 0	$ 0	$ 17.41
Total compensation expense for stock options plans	$ 12,000	$ 10,000	$ 8,000
Related tax benefit	$ 2,000	$ 2,000	$ 2,000
DuPont Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	1,637,000
Granted (in shares)	0	0	0
Exercised (in shares)	(217,000)
Forfeited/Expired (in shares)	(30,000)
Outstanding at the end of the period (in shares)	1,390,000	1,637,000
Weighted Average Exercise Price (per share)
Outstanding, weighted average exercise price, beginning balance (USD per share)	$ 62.58
Granted, weighted average exercise price (in USD per share)	0
Exercised, weighted average exercise price (in USD per share)	62.55
Forfeited/Expired, weighted average exercise price (in USD per share)	64.16
Outstanding, weighted average exercise price, ending balance (USD per share)	$ 62.55	$ 62.58
Options outstanding, weighted average remaining contractual term	5 years 1 month 13 days
Options outstanding, aggregate intrinsic value (in USD)	$ 19,041
Options exercisable, Number of options (in shares)	1,390,000
Options exercisable, weighted average exercise price per share (in USD per share)	$ 62.55
Options exercisable, weighted average remaining contractual term	5 years 1 month 13 days
Options exercisable, aggregate intrinsic value (in USD)	$ 19,041
DuPont Omnibus Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (in shares)	0	0	0
Additional Information about Stock Options
Total compensation expense for stock options plans	$ 27,000	$ 26,000	$ 25,000
Related tax benefit	$ 6,000	$ 6,000	$ 5,000
EIDP Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	2,228,000
Granted (in shares)	0	0	0
Exercised (in shares)	(205,000)
Forfeited/Expired (in shares)	(21,000)
Outstanding at the end of the period (in shares)	2,002,000	2,228,000
Weighted Average Exercise Price (per share)
Outstanding, weighted average exercise price, beginning balance (USD per share)	$ 73.49
Exercised, weighted average exercise price (in USD per share)	70.48
Forfeited/Expired, weighted average exercise price (in USD per share)	76.58
Outstanding, weighted average exercise price, ending balance (USD per share)	$ 73.77	$ 73.49
Options outstanding, weighted average remaining contractual term	2 years 8 months 12 days
Options outstanding, aggregate intrinsic value (in USD)	$ 8,804,000
Options exercisable, Number of options (in shares)	1,997,000
Options exercisable, weighted average exercise price per share (in USD per share)	$ 73.78
Options exercisable, weighted average remaining contractual term	2 years 8 months 12 days
Options exercisable, aggregate intrinsic value (in USD)	$ 8,760,000